Other Income (Details) - Schedule of other income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Income Abstract
Debt forgiveness on SBA loan	$ 355,000
Gain on conversion of note receivable	149,867
Other income	4,939	16,521
Total Other Income	$ 509,806	$ 16,521